UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02201

Cutwater Select Income Fund
(Exact name of registrant as specified in charter)

200 Park Avenue, 7th Floor
New York, NY 10166
(Address of principal executive offices) (Zip code)

Clifford D. Corso
200 Park Avenue, 7th Floor
New York, NY 10166
(Name and address of agent for service)

Registrant’s telephone number, including area code:       212-527-1800

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (79.09%)
AUTOMOTIVE (0.95%)
Ford Holdings LLC, Co. Gty., 9.30%, 03/01/30	Baa3/BBB-	$1,000	$1,369,923
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32	Baa3/BBB-	500	628,180

			1,998,103

CHEMICALS (2.88%)
Dow Chemical Co., Sr. Unsec. Notes, 8.55%, 05/15/19	Baa2/BBB	500	589,324
Incitec Pivot Finance LLC, Co. Gty., 6.00%, 12/10/19, 144A	Baa3/BBB	405	439,142
Sinochem Overseas Capital Co., Ltd., Co. Gty., 4.50%, 11/12/20, 144A	A3/A-	500	524,170
Sinochem Overseas Capital Co., Ltd., Co. Gty., 6.30%, 11/12/40, 144A	A3/A-	1,500	1,818,765
Solvay Finance America LLC, Co. Gty., 3.40%, 12/03/20, 144A(c)	Baa2/BBB-	312	309,492
Union Carbide Corp., Sr. Unsec. Notes, 7.75%, 10/01/96	Baa2/BBB	2,000	2,390,558

			6,071,451

DIVERSIFIED FINANCIAL SERVICES (14.02%)
Bank of America Corp., Sr. Unsec. Notes, 5.625%, 07/01/20	Baa1/BBB+	190	211,046
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa1/BBB+	500	565,871
CDP Financial, Inc., Co. Gty., 4.40%, 11/25/19, 144A	Aaa/AAA	400	432,256
Chase Capital II, Ltd. Gtd., Series B, 0.829%, 02/01/27(b),(c)	Baa2/BBB-	70	59,850
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	Baa1/BBB+	70	100,399
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa3/BBB	1,200	1,248,210
CoBank ACB, Sub. Notes, 7.875%, 04/16/18, 144A	NA/A-	500	559,715
Credit Agricole SA, Sub. Notes, 4.375%, 03/17/25, 144A	Baa3/BBB	1,840	1,780,091
Deutsche Bank AG, Sub. Notes, 4.296%, 05/24/28(b),(c)	Ba1/BB+	1,750	1,597,279
Discover Financial Services, Sr. Unsec. Notes, 10.25%, 07/15/19	Ba1/BBB-	200	239,960
Farmers Exchange Capital, Sub. Notes, 7.20%, 07/15/48, 144A	Baa2/A-	3,000	3,724,434
GE Capital International Funding Co., Co. Gty., 4.418%, 11/15/35, 144A	A1/AA+	1,018	1,038,851
General Electric Capital Corp., Sr. Unsec. Notes, 6.875%, 01/10/39	A1/AA+	287	391,202
HSBC Capital Funding LP, Co. Gty., 10.176%, 12/29/49, 144A(b),(d)	Baa1/BBB-	2,180	3,275,450
ING Bank NV, Sub. Notes, 4.125%, 11/21/23(b),(c)	Baa2/BBB+	2,500	2,546,280
JPMorgan Chase & Co., Jr. Sub., 7.90%, 04/29/49(b),(d)	Baa3/BBB-	2,000	2,036,000
Morgan Stanley, Jr. Sub. Notes, 5.45%, 07/29/49(b),(d)	Ba1/BB	2,200	2,147,750
Morgan Stanley, Sr. Unsec. Notes, 6.25%, 08/28/17	A3/BBB+	300	321,217
Santander UK Group Holdings, 2.875%, 10/16/20	Baa1/BBB	745	739,942
Santander UK Group Holdings PLC, Sub. Notes, 4.75%, 09/15/25, 144A	Baa1/BB+	485	478,601
Synchrony Financial, Sr. Unsec. Notes., 2.60%, 01/15/19(c)	NA/BBB-	936	932,637
UBS AG, Sub. Notes, 7.625%, 08/17/22	NR/BBB	2,000	2,280,000
US Bank NA, Sr. Unsec. Notes, 0.803%, 10/28/19(b),(c)	A1/AA-	2,850	2,829,224

			29,536,265

ENERGY (12.68%)
Access Midstream Partners LP/ACMP Finance Corp., Co. Gty., 4.875%, 05/15/23(c)	Baa3/BBB-	1,200	972,798
Antero Resources Corp., Co. Gty., 5.625%, 06/01/23, 144A(c)	Ba3/BB	1,150	897,000
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72(b),(c)	Baa1/BBB	3,250	3,428,597
Burlington Resources, Inc., Co. Gty., 9.125%, 10/01/21	A2/A	850	1,086,019
CITGO Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22, 144A(c)	B3/B+	2,190	2,102,400
CMS Panhandle Holding Co., Sr. Unsec. Notes, 7.00%, 07/15/29	Baa3/BBB-	1,000	947,778
Columbia Pipeline Group, Inc., Co. Gty., 4.50%, 06/01/25, 144A(c)	Baa2/BBB-	395	357,965
El Paso LLC, Sr. Sec. Notes, 8.05%, 10/15/30	Baa3/BBB-	1,000	971,642
Energy Transfer Partners LP, Sr. Unsec. Notes, 5.15%, 03/15/45(c)	Baa3/BBB-	480	339,273
Enterprise Products Operating LLC, Co. Gty., Series B, 7.034%, 01/15/68(b),(c)	Baa2/BBB-	1,000	1,015,000
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.19%, 11/01/24, 144A	Baa2/BBB	90	107,791

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
ENERGY (Continued)
Genesis Energy LP/Genesis Energy Finance Corp., Co. Gty., 6.00%, 05/15/23(c)	B1/B+	$697	$557,600
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21, 144A(c)	NA/BB	1,000	1,066,141
Kinder Morgan, Inc., Co. Gty., 5.55%, 06/01/45(c)	Baa3/BBB-	2,150	1,678,354
Lukoil International Finance BV, Co. Gty., 6.125%, 11/09/20, 144A	Ba1/BBB-	1,000	1,017,050
Lukoil International Finance BV, Co. Gty., 4.563%, 04/24/23, 144A	Ba1/BBB-	250	224,062
Motiva Enterprises LLC, Sr. Unsec. Notes, 5.75%, 01/15/20, 144A	A2/BBB+	64	68,897
Motiva Enterprises LLC, Sr. Unsec. Notes, 6.85%, 01/15/40, 144A	A2/BBB+	124	127,211
Petroleos Mexicanos, Co. Gty., 8.00%, 05/03/19	Baa1/BBB+	250	275,218
Petroleos Mexicanos, Co. Gty., 6.00%, 03/05/20	Baa1/BBB+	750	779,250
Regency Energy Partners LP/Regency Energy Finance Corp., 6.50%, 07/15/21(c)	Baa3/BBB-	2,180	2,190,900
Shell International Finance BV, Co. Gty., 4.30%, 09/22/19	Aa1/AA-	1,000	1,065,800
Transocean, Inc., Co. Gty., 7.50%, 04/15/31	Ba2/BB+	500	285,000
Valero Energy Corp., Co. Gty., 8.75%, 06/15/30	Baa2/BBB	1,000	1,245,919
Valero Energy Corp., Co. Gty., 10.50%, 03/15/39	Baa2/BBB	500	665,197
Western Atlas, Inc., Sr. Unsec. Notes, 8.55%, 06/15/24	A2/A	2,539	3,236,758

			26,709,620

FOOD AND BEVERAGE (0.82%)
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 7.75%, 01/15/19	A2/A-	325	375,679
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.20%, 01/15/39	A2/A-	27	38,919
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec. Notes, 5.75%, 06/15/25, 144A(c)	Ba2/BB+	1,200	1,044,000
Kraft Heinz Foods Co., Co. Gty., 5.20%, 07/15/45, 144A(c)	Baa3/BBB-	260	271,676

			1,730,274

HEALTHCARE (1.31%)
Actavis Funding SCS, Co. Gty., 4.75%, 03/15/45(c)	Baa3/BBB-	180	175,508
Endo Financial LLC & Endo Finco, Inc., Co. Gty., 5.875%, 01/15/23, 144A(c)	B1/B	750	735,000
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21, 144A	Ba2/BB+	750	802,500
MEDNAX Inc., Co. Gty., 5.25%, 12/01/23, 144A(c)	Ba2/BBB-	250	251,250
Medtronic, Inc., Co. Gty., 4.625%, 03/15/45	A3/A	775	799,377

			2,763,635

INDUSTRIAL (4.55%)
ADT Corp., Sr. Unsec. Notes, 6.25%, 10/15/21	Ba2/BB-	1,000	1,044,550
Altria Group Inc., Co. Gty., 2.85%, 08/09/22	Baa1/BBB+	326	317,811
Arrow Electronics, Inc., Sr. Unsec. Notes, 6.00%, 04/01/20	Baa3/BBB-	500	543,408
Case New Holland Industrial, Inc., Co. Gty., 7.875%, 12/01/17	Ba1/BB+	1,000	1,057,500
CNH Industrial Capital LLC, Co. Gty., 3.875%, 07/16/18	Ba1/BB	535	517,612
General Electric Co., Jr. Sub. Notes, 4.00%, 12/29/49(b),(c)	A3/AA-	4,321	4,320,750
Heathrow Funding, Ltd., Sr. Sec. Notes, 4.875%, 07/15/23, 144A	NA/A-	200	214,867
Northrop Grumman Space & Mission Systems Corp., Co. Gty., 7.75%, 06/01/29	Baa1/BBB+	500	643,604
Sydney Airport Finance Co. Property, Ltd., Sr. Sec. Notes, 3.375%, 04/30/25, 144A(c)	Baa2/BBB	400	374,970
Worthington Industries, Inc., Sr. Unsec. Notes, 6.50%, 04/15/20	Baa3/BBB	500	555,130

			9,590,202

INSURANCE (8.58%)
ACE INA Holdings Inc., Co. Gty., 3.35%, 05/03/26(c)	A3/A	185	184,433
ACE INA Holdings Inc., Co. Gty., 4.35%, 11/03/45(c)	A3/A	135	137,178
AIG SunAmerica, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/A-	1,800	2,177,437
Allstate Corp., Jr. Sub. Notes, 6.50%, 05/15/57(b),(c)	Baa1/BBB	2,200	2,420,000
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/68(b),(c)	Baa2/BBB	2,500	3,287,500

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
INSURANCE (Continued)
Guardian Life Insurance Co. of America, Sub. Notes, 7.375%, 09/30/39, 144A	A1/AA-	$108	$137,606
Liberty Mutual Group, Inc., Co. Gty., 7.00%, 03/07/67, 144A(b),(c)	Baa3/BB+	500	465,000
Liberty Mutual Group, Inc., Co. Gty., 10.75%, 06/15/88, 144A(b),(c)	Baa3/BB+	1,000	1,490,000
Liberty Mutual Group, Inc., Sr. Unsec. Notes, 7.00%, 03/15/34, 144A	Baa2/BBB	250	288,673
Massachusetts Mutual Life Insurance Co., Sub. Notes, 8.875%, 06/01/39, 144A	A1/AA-	500	726,050
MetLife Capital Trust X, Jr. Sub. Notes, 9.25%, 04/08/68, 144A(c)	Baa2/BBB	500	690,000
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/69(c)	Baa2/BBB	1,000	1,566,250
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	215	312,059
New York Life Insurance Co., Sub. Notes, 6.75%, 11/15/39, 144A	Aa2/AA-	103	132,142
Prudential Financial, Inc., Jr. Sub. Notes, 5.20%, 03/15/44(b),(c)	Baa2/BBB+	2,500	2,413,750
Prudential Financial, Inc., Jr. Sub. Notes, 8.875%, 06/15/68(b),(c)	Baa2/BBB+	1,000	1,125,000
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/67(b),(c)	A3/NR	500	510,000

			18,063,078

MEDIA (9.84%)
21st Century Fox America, Inc., Co. Gty., 7.90%, 12/01/95	Baa1/BBB+	1,400	1,650,767
CCOH Safari LLC, Sr. Unsec. Notes, 5.75%, 02/15/26, 144A(c)	B1/BB	1,112	1,114,780
Comcast Corp., Co. Gty., 7.05%, 03/15/33	A3/A-	2,000	2,580,406
Cox Communications, Inc., Sr. Unsec. Notes, 6.80%, 08/01/28	Baa2/BBB	1,500	1,685,622
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB	500	574,544
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa1/BBB+	159	164,943
Harcourt General, Inc., Sr. Unsec. Notes, 8.875%, 06/01/22	WR/BBB+	2,000	2,434,824
Hearst-Argyle Television, Inc., Sr. Unsec. Notes, 7.00%, 01/15/18	WR/NR	1,000	1,020,000
Myriad International Holding BV, Co. Gty., 6.375%, 07/28/17, 144A	Baa3/BBB-	100	104,422
Numericable Group SA, Sr. Sec. Notes, 6.25%, 05/15/24, 144A(c)	B1/B+	1,780	1,717,700
Time Warner Entertainment Co., LP, Co. Gty., 8.375%, 07/15/33	Baa2/BBB	1,360	1,604,404
Time Warner, Inc., Co. Gty., 9.15%, 02/01/23	Baa2/BBB	3,000	3,892,326
VTR Finance BV, 6.875%, 01/15/24, 144A(c)	B1/B+	2,375	2,185,000

			20,729,738

MINING (1.28%)
Anglo American Capital PLC, Co. Gty., 9.375%, 04/08/19, 144A	Baa3/BBB-	500	450,000
BHP Billiton Finance USA, Ltd. Co. Gty., 6.75%, 10/19/75, 144A(b),(c)	A3/A-	972	937,980
Freeport-McMoran Corp., Co. Gty., 9.50%, 06/01/31	Baa2/BBB-	250	198,063
Rio Tinto Finance USA, Ltd., Co. Gty., 9.00%, 05/01/19	A3/A-	85	99,230
Teck Resources, Ltd., Co. Gty., 6.00%, 08/15/40(c)	Ba3/BB	1,000	420,000
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42(c)	Ba3/BB	1,415	594,300

			2,699,573

PAPER (1.71%)
Smurfit Kappa Treasury Funding, Ltd., Sr. Sec. Notes, 7.50%, 11/20/25	Ba1/BB+	2,000	2,305,000
Westvaco Corp., Co. Gty., 8.20%, 01/15/30	Baa3/BBB	1,000	1,295,816

			3,600,816

REAL ESTATE INVESTMENT TRUST (REIT) (1.76%)
BioMed Realty LP, Co. Gty., 6.125%, 04/15/20(c)	Baa2/BBB	350	379,565
Duke Realty LP, Co. Gty., 6.50%, 01/15/18	Baa2/BBB	466	503,971
Goodman Funding Property, Ltd., Co. Gty., 6.375%, 04/15/21, 144A	Baa2/BBB	1,050	1,192,068
Health Care REIT, Inc., Sr. Unsec. Notes, 5.25%, 01/15/22(c)	Baa2/BBB	1,500	1,622,417

			3,698,021

RETAIL & RESTAURANT (0.07%)
McDonald’s Corp., Sr. Unsec. Notes, 3.70%, 01/30/26(c)	Baa1/BBB+	146	145,880
TECHNOLOGY (0.27%)
Corning, Inc., Sr. Unsec. Notes, 5.75%, 08/15/40	Baa1/BBB+	60	64,288

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
TECHNOLOGY (Continued)
QUALCOMM, Inc., Sr. Unsec. Notes, 3.45%, 05/20/25(c)	A1/A+	$520	$498,763

			563,051

TELECOMMUNICATIONS (8.78%)
Altice Financing SA, Sr. Sec. Notes, 6.625%, 02/15/23, 144A(c)	B1/BB-	200	197,500
AT&T, Inc., Sr. Unsec. Notes, 4.50%, 05/15/35(c)	Baa1/BBB+	1,750	1,618,507
AT&T, Inc., Sr. Unsec. Notes, 4.75%, 05/15/46(c)	Baa1/BBB+	425	389,128
Bharti Airtel International, Sr. Unsec. Notes, 5.35%, 05/20/24, 144A	Baa3/BBB-	2,225	2,335,774
Centel Capital Corp., Co. Gty., 9.00%, 10/15/19	Baa3/BBB-	1,000	1,145,197
Deutsche Telekom International Finance BV, Co. Gty., 8.75%, 06/15/30	Baa1/BBB+	2,000	2,772,880
Digicel, Ltd., Sr. Unsec. Notes, 6.00%, 04/15/21, 144A(c)	B1/NA	500	421,250
Frontier Communications Corp., Sr. Unsec. Notes, 8.125%, 10/01/18	Ba3/BB-	500	516,250
Frontier Communications Corp., Sr. Unsec. Notes, 11.00%, 09/15/25, 144A	Ba3/BB-	267	264,330
Frontier Communications Corp., Sr. Unsec. Notes, 9.00%, 08/15/31	Ba3/BB-	500	420,000
GTE Corp., Co. Gty., 6.94%, 04/15/28	Baa2/BBB+	1,500	1,775,002
Qwest Corp., Sr. Unsec. Notes, 6.875%, 09/15/33(c)	Baa3/BBB-	928	890,505
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35(c)	Baa3/BBB-	500	491,250
Sprint Capital Corp., Co. Gty., 6.875%, 11/15/28	Caa1/B+	1,500	1,046,250
Sprint Capital Corp., Co. Gty., 8.75%, 03/15/32	Caa1/B+	1,000	750,000
T-Mobile USA, Inc., Co. Gty., 6.625%, 04/01/23(c)	Ba3/BB	1,325	1,351,500
Verizon Communications, Inc., Sr. Unsec. Notes, 7.75%, 12/01/30	Baa1/BBB+	1,646	2,107,478

			18,492,801

TRANSPORTATION (4.86%)
American Airlines, Pass Through Certs., Series 2013-2, Class B, 5.60%, 01/15/22, 144A	NA/BBB-	2,183	2,226,693
BNSF Funding Trust I, Co. Gty., 6.613%, 12/15/55(b),(c)	Baa2/BBB	250	278,750
British Airways PLC, Pass Through Certs., 5.625%, 12/20/21, 144A	Baa2/BBB	1,423	1,466,655
Continental Airlines, Pass Through Certs., Series 1999-1, Class B, 6.795%, 02/02/20	Ba1/BBB-	125	130,171
Continental Airlines, Pass Through Certs., Series 2000-1, Class A1, 8.048%, 05/01/22	Baa1/A-	530	593,721
Continental Airlines, Pass Through Certs., Series 2000-2, Class A1, 7.707%, 10/02/22	Baa2/BBB-	755	823,480
Delta Air Lines, Pass Through Certs, Series 1993, Class A2, 10.50%, 04/30/16(e)	WR/NR	334	58,936
ERAC USA Finance LLC, Co. Gty., 3.80%, 11/01/25, 144A(c)	Baa1/BBB+	415	410,657
ERAC USA Finance LLC, Co. Gty., 7.00%, 10/15/37, 144A	Baa1/BBB+	1,500	1,828,035
Federal Express Corp., Pass Through Certs., Series 1996, Class B2, 7.84%, 01/30/18(c)	A3/BBB	757	802,250
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec.Notes, 3.375%, 02/01/22, 144A(c)	Baa3/BBB-	1,200	1,165,184
United Airlines, Pass Through Certs., Series 2013-1, Class B, 5.375%, 02/15/23	NA/BBB	455	451,899

			10,236,431

UTILITIES (4.73%)
Avista Corp., 5.95%, 06/01/18	A2/A-	500	545,462
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20, 144A	Baa3/BBB-	1,000	1,131,957
Electricite de France SA, Sub. Notes, 5.25%, 01/29/23, 144A(b),(d)	Baa1/BBB	2,000	1,880,000
Hydro-Quebec, 8.25%, 04/15/26	Aa2/A+	1,550	2,144,324
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A2/BBB+	500	638,052
NextEra Energy Capital Holding, Inc., Co. Gty., Series D, 7.30%, 09/01/67(b),(c)	Baa2/BBB	1,250	1,194,625
Ohio Power Co., Sr. Unsec. Notes, 5.375%, 10/01/21	Baa1/BBB	1,000	1,113,096
Southern Power Co., Sr. Unsec. Notes, 4.15%, 12/01/25(c)	Baa1/BBB+	485	484,095

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
UTILITIES (Continued)
Toledo Edison Co., 7.25%, 05/01/20	Baa1/BBB	$80	$91,810
Transelec SA, Sr. Unsec. Notes, 4.25%, 01/14/25, 144A	Baa1/BBB	750	734,843

			9,958,264

Total CORPORATE DEBT SECURITIES (Cost of $156,491,356)			166,587,203

ASSET BACKED SECURITIES (5.56%)
ALM Loan Funding, Series 2012-7A, Class A2, 2.615%, 10/19/24, 144A(b)	NR/AA	2,000	1,988,680
Ares XXIII CLO, Ltd., Series 2012-1AR, Class BR1, 2.515%, 04/19/23, 144A(b)	NR/AA	2,000	1,993,820
AVIS Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21, 144A(c)	Aaa/NA	1,605	1,584,846
Carlyle Global Market Strategies, Series 2014-3A, Class B, 3.473%, 07/27/26, 144A(b)	A2/NA	2,500	2,471,275
Credit-Based Asset Servicing and Securitization LLC, Series 2006-SC1, Class A, 0.692%, 05/25/36, 144A(b),(c)	A3/A+	17	16,605
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A21, 3.484%, 10/25/45, 144A(c)	NA/BBB+	1,250	1,225,000
Flatiron CLO, Ltd., Series 2014-1A, Class A2, 2.215%, 07/17/26, 144A(b)	Aa2/AA+	290	284,252
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%, 03/01/37(c),(f)	A2/AA	47	43,517
Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2, 5.58%, 11/25/36(c),(f)	C/CCC	150	78,299
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2A, 1.20%, 12/17/18	Aaa/NA	1,218	1,215,122
Small Business Administration Participation Certificates, Series 2010-20F, Class 1, 3.88%, 06/01/30	Aaa/AA+	183	195,130
Sonic Capital LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41, 144A(c)	Baa2/BBB	606	618,174

TOTAL ASSET BACKED SECURITIES (Cost of $11,857,148)			11,714,720

COMMERCIAL MORTGAGE-BACKED SECURITIES (6.96%)
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class D, 3.518%, 05/01/35, 144A(b)	Baa1/NA	2,000	1,911,294
FREMF Mortgage Trust, Series 2015-K44, Class B, 3.685%, 01/01/48, 144A(b),(c)	NA/NA	535	476,376
FREMF Mortgage Trust, Series 2015-K45, Class B, 3.591%, 04/01/48, 144A(b),(c)	NA/NA	1,270	1,130,909
Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/01/30, 144A	Aa3/A-	1,400	1,401,039
JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1, Class C, 4.901%, 01/01/49(b),(c)	NR/NA	1,205	1,145,239
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.485%, 07/12/46(b)	Ba1/NA	1,000	998,355
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.291%, 10/15/30, 144A(b)	NA/A	2,710	2,682,796
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AM, 5.36%, 11/12/41(c)	Aa3/NA	2,000	2,037,851
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4B, 5.795%, 08/01/45, 144A(b)	Baa2/NA	210	217,009
Spirit Master Funding LLC, Series 2014-2A, Class A, 5.76%, 03/20/42, 144A	NA/A+	1,602	1,709,620
TAL Advantage LLC, Series 2014-2A, Class A1, 1.70%, 05/20/39, 144A	NA/A	298	293,986
Wells Fargo Commercial Mortgage Trust 2015-C31, Class C, 4.612%, 11/01/48(b),(c)	NR/NA	697	653,774

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $14,972,811)			14,658,248

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.43%)
FHLMC Pool # 360019, 10.50%, 12/01/17(g)	Aaa/AA+	$—	$174
FHLMC Pool # A15675, 6.00%, 11/01/33	Aaa/AA+	191	218,790
FHLMC Pool # G00182, 9.00%, 09/01/22(g)	Aaa/AA+	—	383
FNMA Pool # 55192, 10.50%, 09/01/17	Aaa/AA+	1	1,312
FNMA Pool # 58991, 11.00%, 02/01/18	Aaa/AA+	1	1,354
FNMA Pool # 754791, 6.50%, 12/01/33	Aaa/AA+	349	398,725
FNMA Pool # 763852, 5.50%, 02/01/34	Aaa/AA+	212	238,746
GNSF Pool # 194228, 9.50%, 11/01/20	Aaa/AA+	7	7,034
GNSF Pool # 307527, 9.00%, 06/01/21	Aaa/AA+	12	12,720
GNSF Pool # 417239, 7.00%, 02/01/26	Aaa/AA+	10	10,487
GNSF Pool # 780374, 7.50%, 12/01/23	Aaa/AA+	6	6,892

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $723,718)			896,617

MUNICIPAL BONDS (1.22%)
Municipal Electric Authority of Georgia, Build America Bonds-Taxable-Plant Vogle Units 3&4, Series J, Revenue Bond, 6.637%, 04/01/57	A2/A+	175	210,019
San Francisco City & County Public Utilities Commission, Water Revenue, Build America Bonds, 6.00%, 11/01/40	Aa3/AA-	145	175,840
State of California, Build America Bonds, GO, 7.625%, 03/01/40	Aa3/AA-	1,500	2,184,405

TOTAL MUNICIPAL BONDS (Cost of $1,857,623)			2,570,264

U.S. TREASURY SECURITIES (4.12%)
U.S. Treasury Note, 2.125%, 08/15/21	Aaa/AA+	515	521,096
U.S. Treasury Note, 2.50%, 05/15/24	Aaa/AA+	1,130	1,154,675
U.S. Treasury Note, 2.25%, 11/15/24	Aaa/AA+	1,145	1,144,418
U.S. Treasury Note, 2.125%, 05/15/25	Aaa/AA+	752	742,189
U.S. Treasury Note, 2.75%, 11/15/42	Aaa/AA+	685	653,132
U.S. Treasury Note, 3.125%, 08/15/44	Aaa/AA+	1,285	1,313,260
U.S. Treasury Note, 3.00%, 11/15/44	Aaa/AA+	1,045	1,041,204
U.S. Treasury Note, 3.00%, 05/15/45	Aaa/AA+	2,115	2,105,334

TOTAL U.S. TREASURY SECURITIES (Cost of $8,808,454)			8,675,308

		Shares	Value (Note 1)

COMMON STOCK (0.01%)
MEDIA (0.01%)
Quad Graphics, Inc.		2,132	$19,828

Total COMMON STOCK (Cost of $84,899)			19,828

PREFERRED STOCK (1.29%)
CoBank ACB, Series F, 6.250%, 144A(b),(c)		20,000	2,053,126
Federal Home Loan Mortgage Corp, Series Z, 0.000% (h),(i)		53,779	182,849
US BANCORP, Series A, 3.500%		615	479,700

TOTAL PREFERRED STOCK (Cost of $3,868,939)			2,715,675

TOTAL INVESTMENTS (98.68%) (Cost $198,664,948)			207,837,863

OTHER ASSETS AND LIABILITIES (1.32%)			2,788,353

NET ASSETS (100.00%)			$210,626,216

(a)	Ratings for debt securities are unaudited. All ratings are as of December 31, 2015 and may have changed subsequently.
(b)	Variable rate security. Rate disclosed is as of December 31, 2015.

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

(c)	This security is callable.
(d)	Security is perpetual. Date shown is next call date.
(e)	Investment was in default as of December 31, 2015.
(f)	Multi-Step Coupon. Rate disclosed is as of December 31, 2015.
(g)	Principal amount less than $1,000.
(h)	Non-income producing security.
(i)	Dividend was discontinued as of December 31, 2015.
144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At December 31, 2015, these securities amounted to $72,683,456 or 34.51% of net assets.

Legend

Certs. - Certificates

CLO - Collateralized Loan Obligation

Co. Gty. - Company Guaranty

Debs. - Debentures

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FREMF - Freddie Multi-Family

GNSF - Government National Mortgage Association (Single Family)

GO - General Obligation

Gtd. - Guaranteed

Jr. - Junior

LLC - Limited Liability Company

Ltd. - Limited

NA - Not Available

NR - Not Rated

REIT - Real Estate Investment Trust

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

WR - Withdrawn Rating

The accompanying notes are an integral part of this schedule of investments.

CUTWATER SELECT INCOME FUND

Notes to the Quarterly Portfolio of Investments

December 31, 2015

(unaudited)

A. Security Valuation – In valuing the Cutwater Select Income Fund’s (the “Fund”) net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser - and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.

In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At December 31, 2015, there were no securities valued using fair value procedures.

Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis as of December 31, 2015.

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	12/31/15	Price	Inputs	Inputs
CORPORATE DEBT SECURITIES	$166,587,203	$—	$166,587,203	$—
ASSET BACKED SECURITIES	11,714,720	—	11,714,720	—
COMMERCIAL MORTGAGE-BACKED SECURITIES	14,658,248	—	14,658,248	—
RESIDENTIAL MORTGAGE-BACKED SECURITIES	896,617	—	896,617	—
MUNICIPAL BONDS	2,570,264	—	2,570,264	—
U.S. TREASURY SECURITIES	8,675,308	—	8,675,308	—
COMMON STOCK *	19,828	19,828	—	—
PREFERRED STOCK	2,715,675	2,715,675	—	—
TOTAL INVESTMENTS	$207,837,863	$2,735,503	$205,102,360	$—

*	See Schedule of Investments for industry breakout.

CUTWATER SELECT INCOME FUND

Notes to the Quarterly Portfolio of Investments

December 31, 2015 (concluded)

(unaudited)

At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Pursuant to Fund policy, transfers between levels are considered to have occurred at the beginning of the reporting period. As of December 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 for the Fund.

Level 3 investments are categorized as Level 3 with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of December 31, 2015, the Fund did not hold any Level 3 securities.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cutwater Select Income Fund

By (Signature and Title)* /s/ Clifford D. Corso
Clifford D. Corso, President
(principal executive officer)

Date 2/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Clifford D. Corso
Clifford D. Corso, President
(principal executive officer)

Date 2/29/2016

By (Signature and Title)* /s/ Thomas E. Stabile
Thomas E. Stabile, Treasurer
(principal financial officer)

Date 2/29/2016

* Print the name and title of each signing officer under his or her signature.